Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Continuing operations
Interest income	£ 6,006	£ 8,085		£ 7,459
Interest expense	(2,846)	(4,178)		(4,329)
Net interest income	3,160	3,907		3,130
Fee and commission income	7,417	7,664		7,392
Fee and commission expense	(1,758)	(1,992)		(1,785)
Net fee and commission income	5,659	5,672		5,607
Net trading income	7,076	4,073		4,364
Net investment (expense)/income	(121)	420		394
Other income	4	79		105
Total income	15,778	14,151		13,600
Credit impairment charges	(3,377)	(1,202)		(643)
Net operating income	12,401	12,949		12,957
Staff costs	(4,365)	(4,565)		(4,874)
Infrastructure costs	(816)	(835)		(935)
Administration and general expenses	(4,202)	(4,318)		(4,224)
Litigation and conduct	(76)	(264)		(1,706)
Total operating expenses	(9,459)	(9,982)		(11,739)
Share of post-tax results of associates and joint ventures	7	57		68
Profit on disposal of subsidiaries, associates and joint ventures	126	88		0
Profit before tax	3,075	3,112	[1]	1,286	[1]
Taxation	(624)	(332)		(229)
Profit after tax in respect of continuing operations	2,451	2,780		1,057
Loss after tax in respect of discontinuing operations	0	0		(47)
Profit/(loss) after tax	2,451	2,780		1,010
Attributable to:
Equity holders of the parent	1,774	2,120		363
Other equity instrument holders	677	660		647
Total equity holders of the parent	2,451	2,780		1,010
Profit/(loss) after tax	£ 2,451	£ 2,780		£ 1,010

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail.